UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2011
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Name:     CAK Capital Management, Inc.
                              d/b/a/ Knott Capital Management
                    Address:  224 Valley Creek Blvd.
                              Suite 100
                              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Joyce Marr
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


        /s/ Joyce Marr              Exton, PA             April 13, 2011
       -------------------      ------------------       ----------------
            Joyce Marr             City, State                 Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   65

          Form 13F Information Table Value Total:   $204,011 (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

FORM 13-F 03/31/11
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     7586   247838 SH       SOLE                   247838
Abbott Laboratories            COM              002824100     7533   153572 SH       SOLE                   153572
Alaska Communications Systems  COM              01167P101       90     8500 SH       SOLE                     8500
                                                                80     7500 SH       OTHER                    7500
Apple Computer Inc.            COM              037833100    11218    32189 SH       SOLE                    32189
                                                               349     1000 SH       OTHER                    1000
Best Buy Company Inc           COM              086516101     6637   231085 SH       SOLE                   231085
BlackRock, Inc.                COM              09247X101     6281    31245 SH       SOLE                    31245
                                                                70      350 SH       OTHER                     350
Bunge Limited                  COM              G16962105     6575    90900 SH       SOLE                    90900
Carnival Corp                  COM              143658300     6329   165000 SH       SOLE                   165000
                                                               134     3500 SH       OTHER                    3500
CenturyLink                    COM              156700106      452    10875 SH       SOLE                    10875
                                                               665    16000 SH       OTHER                   16000
Danaher Corp                   COM              235851102     7821   150689 SH       SOLE                   150689
                                                               402     7750 SH       OTHER                    7750
Digital Realty Trust Inc.      COM              253868103       29      500 SH       SOLE                      500
                                                               291     5000 SH       OTHER                    5000
Enbridge Energy Partners       COM              29250R106      292     4525 SH       SOLE                     4525
                                                               388     6000 SH       OTHER                    6000
Enterprise Products Part LP    COM              293792107      330     7675 SH       SOLE                     7675
                                                               344     8000 SH       OTHER                    8000
Exxon Mobil Corp.              COM              30231G102     9060   107693 SH       SOLE                   107693
FedEx Corp                     COM              31428X106     6133    65560 SH       SOLE                    65560
                                                                94     1000 SH       OTHER                    1000
Frontier Communications Co     COM              35906A108      171    20750 SH       SOLE                    20750
                                                               247    30000 SH       OTHER                   30000
Gabelli Glo Gold Nat Res Inc   COM              36244N109     1799    95325 SH       SOLE                    95325
                                                              1510    80000 SH       OTHER                   80000
Gilead Sciences Inc            COM              375558103     5677   133672 SH       SOLE                   133672
Gold Miners ETF MV             COM              57060U100     6820   113475 SH       SOLE                   113475
                                                               541     9000 SH       OTHER                    9000
Gold Miners Junior ETF         COM              57060U589     3807    97070 SH       SOLE                    97070
                                                               569    14500 SH       OTHER                   14500
Goldman Sachs Group Inc        COM              38141G104     6940    43761 SH       SOLE                    43761
Google Inc                     COM              38259P508     9973    16997 SH       SOLE                    16997
                                                               381      650 SH       OTHER                     650
GreenHaven Contin. Commodity   COM              395258106      229     6500 SH       OTHER                    6500
Hewlett Packard Co             COM              428236103     6132   149668 SH       SOLE                   149668
Inergy LP                      COM              456615103      347     8650 SH       SOLE                     8650
                                                               361     9000 SH       OTHER                    9000
JPMorgan Chase & Co            COM              46625H100     6306   136785 SH       SOLE                   136785
Landstar System Inc.           COM              515098101     5120   112080 SH       SOLE                   112080
                                                               137     3000 SH       OTHER                    3000
Linn Energy, LLC               COM              536020100      531    13650 SH       SOLE                    13650
                                                               740    19000 SH       OTHER                   19000
Mastercard Inc.                COM              57636Q104     6339    25184 SH       SOLE                    25184
Microsoft Corp                 COM              594918104     9505   374350 SH       SOLE                   374350
Nabors Industries Ltd.         COM              G6359F103     5768   189875 SH       SOLE                   189875
Noble Corp                     COM              H5833N103     5920   129761 SH       SOLE                   129761
Oneok Partners, L.P.           COM              68268N103      124     1500 SH       SOLE                     1500
                                                               766     9300 SH       OTHER                    9300
Potash Corp /Saskatch          COM              73755L107     4053    68770 SH       SOLE                    68770
Qualcomm Inc.                  COM              747525103     6451   117660 SH       SOLE                   117660
                                                               127     2315 SH       OTHER                    2315
Rangold Resources Ltd.         COM              752344309       94     1150 SH       SOLE                     1150
                                                               122     1500 SH       OTHER                    1500
Suncor Energy                  COM              867224107     7786   173645 SH       SOLE                   173645
                                                               275     6125 SH       OTHER                    6125
Teva Pharmaceutical Inds       COM              881624209     6421   127985 SH       SOLE                   127985
Total SA                       COM              89151E109     6425   105376 SH       SOLE                   105376
                                                               335     5500 SH       OTHER                    5500
Visa Inc                       COM              92826C839     5415    73558 SH       SOLE                    73558
Windstream Corporation         COM              97381W104      179    13900 SH       SOLE                    13900
                                                               386    30000 SH       OTHER                   30000